Cover	Jun. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	001-42822
Entity Registrant Name	SPRING VALLEY ACQUISITION CORP. III
Entity Central Index Key	0002074850
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4030 Maple Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	308-5230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable public warrant
Trading Symbol	SVACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SVAC
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SVACW
Security Exchange Name	NASDAQ